Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005512 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005512 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005512 | T. Rowe Price GNMA Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005512 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005512 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005512 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005512 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005512 | T. Rowe Price Short-Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005512 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005512 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005512 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000005512 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000005512 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000227147 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000227147 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227147 | T. Rowe Price GNMA Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000227147 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000227147 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000227147 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227147 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227147 | T. Rowe Price Short-Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227147 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227147 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227147 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000227147 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000227147 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%